MAXIM SERIES FUND, INC.

8515 East Orchard Road

Greenwood Village, CO 80111

August 12, 2008

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Maxim Series Fund, Inc.
Post-Effective Amendment No. 98 to Registration Statement on Form N-1A
File Nos. 2-75503, 811-03364

Commissioners:

Filed herewith is the above-referenced post-effective amendment (“Amendment No. 98”) filed on behalf of Maxim Series Fund, Inc. (the “Fund”) pursuant to Rule 485(a)(2) under the Securities Act of 1933.

The purpose of Amendment No. 98 is to:

(1)	register six new series of the Fund (the “New Portfolios”). The New Portfolios operate as “fund-of-funds,” which primarily invest in underlying index portfolios. The New Portfolios include five lifetime portfolios and one balanced portfolio. Each New Portfolio will have two classes of shares, G and G1. The New Portfolios may only be purchased in conjunction with the purchase of a guaranteed living withdrawal benefit issued by Great-West Life & Annuity Insurance Company. The prospectuses contained in Amendment No. 98 relate only to the New Portfolios, one for the Maxim SecureFoundation Balanced Portfolio and one for the five Maxim SecureFoundation Lifetime Portfolios; and

(2)	update information contained in the May 1, 2009 statement of additional information.

The Fund intends to file a subsequent post-effective amendment to its registration statement pursuant to Rule 485(b) to update financial information, add required exhibits, and reflect any Commission staff comment.

Please direct any question or comment regarding Amendment No. 98 to me at (303)737-4675, Ann Furman or Chip Lunde at Jorden Burt LLP, (202) 965-8130 and (202) 965-8139, respectively. We appreciate your attention to this filing.

Regards,

/s/ Ryan L. Logsdon
Ryan L. Logsdon

Enclosures

cc:	Patrick F. Scott, Office of Insurance Products, Division of Investment Management
Ann B. Furman, Esq.
Chip Lunde, Esq.